Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Jul. 28, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Prospectus:
Trading Symbol	DMBAX
Classes D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D Shares
Prospectus:
Trading Symbol	DSIBX
Classes D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I Shares
Prospectus:
Trading Symbol	DIMIX
Classes D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y Shares
Prospectus:
Trading Symbol	DMYBX